FAIR VALUE ELECTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value, Option, Aggregate Differences [Abstract]
Schedule of financial instruments selected for changes in fair value gains and losses
The following table presents the changes in fair value gains and losses for the years ended December 31, 2014 and 2013 associated with those items for which the fair value option was elected:

	Changes in fair value gains (losses) for the
	Years ended December 31,
In millions of dollars	2014	2013
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell Selected portfolios of securities purchased under agreements to resell and securities borrowed	$812	$(628)
Trading account assets	190	(190)
Investments	30	(48)
Loans
Certain corporate loans(1)	(135)	72
Certain consumer loans(1)	(41)	(155)
Total loans	$(176)	$(83)
Other assets
MSRs	$(344)	$553
Certain mortgage loans held for sale(2)	474	951
Total other assets	$130	$1,504
Total assets	$986	$555
Liabilities
Interest-bearing deposits	$(77)	$141
Federal funds purchased and securities loaned or sold under agreements to repurchase Selected portfolios of securities sold under agreements to repurchase and securities loaned	(5)	110
Trading account liabilities	29	3
Short-term borrowings	8	73
Long-term debt	(307)	(186)
Total liabilities	$(352)	$141

(1)	Includes mortgage loans held by mortgage loan securitization VIEs consolidated upon the adoption of ASC 810 Consolidation (SFAS 167) on January 1, 2010.

(2)	Includes gains (losses) associated with interest rate lock-commitments for those loans that have been originated and elected under the fair value option.

Schedule of fair value of loans and other disclosures for certain credit related products
The following table provides information about certain credit products carried at fair value at December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$10,290	$5,901	$9,262	$4,105
Aggregate unpaid principal balance in excess of (less than) fair value	(26)	125	4	(79)
Balance of non-accrual loans or loans more than 90 days past due	13	3	97	5
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	28	1	41	5

Schedule of fair value of loans and other disclosures for certain mortgage loans
The following table provides information about certain mortgage loans HFS carried at fair value at December 31, 2014 and 2013:

In millions of dollars	December 31, 2014	December 31, 2013
Carrying amount reported on the Consolidated Balance Sheet	$1,447	$2,089
Aggregate fair value in excess of unpaid principal balance	67	48
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

Corporate and consumer loans of consolidated VIEs carried at fair value
The following table provides information about corporate and consumer loans of consolidated VIEs carried at fair value at December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
In millions of dollars	Corporate loans	Consumer loans	Corporate loans	Consumer loans
Carrying amount reported on the Consolidated Balance Sheet	$—	$—	$14	$910
Aggregate unpaid principal balance in excess of fair value	9	—	7	212
Balance of non-accrual loans or loans more than 90 days past due	—	—	—	81
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—	—	106

Schedule of carrying value of structured notes, disaggregated by type of embedded derivative instrument
The following table provides information about the carrying value of structured notes, disaggregated by type of embedded derivative instrument at December 31, 2014 and 2013:

In billions of dollars	December 31, 2014	December 31, 2013
Interest rate linked	$10.9	$9.8
Foreign exchange linked	0.3	0.5
Equity linked	8.0	7.0
Commodity linked	1.4	1.8
Credit linked	2.5	3.5
Total	$23.1	$22.6

Schedule of long-term debt carried at fair value, excluding debt issued by consolidated VIEs
The following table provides information about long-term debt carried at fair value, excluding debt issued by consolidated VIEs, at December 31, 2014 and 2013:

In millions of dollars	December 31, 2014	December 31, 2013
Carrying amount reported on the Consolidated Balance Sheet	$26,180	$25,968
Aggregate unpaid principal balance in excess of (less than) fair value	(151)	(866)

Schedule of short-term borrowings carried at fair value
The following table provides information about short-term borrowings carried at fair value at December 31, 2014 and 2013:

In millions of dollars	December 31, 2014	December 31, 2013
Carrying amount reported on the Consolidated Balance Sheet	$1,496	$3,692
Aggregate unpaid principal balance in excess of (less than) fair value	31	(38)